CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Cash flow from operating activities:
Net income (loss)	$ (155)	$ (18,219)	$ 11,913	$ 20,653	$ (221,885)	$ (6,202)	$ 123,272	$ 230,884	$ (386,616)	$ 438,439	$ (114,288)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity income (loss) from investment in Linn Energy, LLC	0	21,272	(36,691)	(34,411)
Noncash general and administrative expenses paid by Linn Energy, LLC	155	11,767	14,298	1,230
Depreciation, depletion and amortization					197,441	117,276	396,070	260,782	606,150	334,084	238,532
Impairment of long-lived assets					57,053	0	42,202	146,499	422,499	0	38,600
Unit-based compensation expenses					11,262	8,171	19,575	14,834	29,533	22,243	13,792
Loss on extinguishment of debt							4,187	0	0	94,612	0
Amortization and write-off of deferred financing fees					5,412	7,037	10,905	15,001	25,598	21,526	22,113
(Gains) losses on sale of assets and other, net					15,306	(296)	16,814	903	92	2,021	6,619
Deferred income tax	0	(14,820)	10,480	12,528	7,503	6,253	5,725	5,991	(360)	310	3,088
Cash distributions received	0	25,221	50,442	25,221
Derivatives activities:
Total (gains) losses					108,370	(2,031)	(218,363)	(441,678)	(124,762)	(449,940)	(7,303)
Cash settlements					85,794	58,517	144,502	174,316	390,765	237,134	302,875
Cash settlements on canceled derivatives									0	26,752	(123,865)
Premiums paid for derivatives					0	(177,541)	0	(583,434)	(583,434)	(134,352)	(120,376)
Changes in assets and liabilities:
(Increase) decrease in accounts receivable - trade, net					55,544	15,606	36,174	(14,372)	(77,573)	(191,338)	(66,283)
(Increase) decrease in other assets					(1,327)	(4,336)	2,260	(1,840)	(5,451)	(2,951)	2,926
Increase (decrease) in accounts payable and accrued expenses					(13,609)	(5,237)	(5,319)	39,346	26,372	129,499	25,457
Increase (decrease) in other liabilities					27,730	18,296	(16,648)	30,339	28,094	(9,333)	49,031
Net cash provided by (used in) operating activities	0	25,221	50,442	25,221	334,594	35,513	561,356	(122,429)	350,907	518,706	270,918
Cash flow from investing activities:
Acquisition of oil and natural gas properties, net of cash acquired					(15,128)	(1,230,304)	(64,381)	(1,762,933)	(2,640,475)	(1,500,193)	(1,351,033)
Development of oil and natural gas properties					(235,804)	(220,571)	(495,899)	(481,140)	(984,530)	(574,635)	(204,832)
Purchases of other property and equipment					(25,843)	(9,895)	(55,147)	(22,433)	(60,549)	(55,229)	(18,181)
Proceeds from sale of properties and equipment and other					(2,224)	215	210,899	575	725	(303)	(7,362)
Investment in Linn Energy, LLC				(1,212,627)
Net cash used in investing activities				(1,212,627)	(278,999)	(1,460,555)	(404,528)	(2,265,931)	(3,684,829)	(2,130,360)	(1,581,408)
Cash flow from financing activities:
Proceeds from sale of units					0	761,362	0	761,362	1,973,989	678,949	844,330
Proceeds from borrowings					300,000	2,634,802	775,000	3,954,802	5,439,802	2,534,240	3,300,816
Repayments of debt					(145,000)	(1,700,000)	(560,737)	(1,945,000)	(3,400,000)	(1,301,029)	(2,150,000)
Distributions to unitholders					(170,954)	(137,590)	(341,117)	(282,166)	(596,935)	(466,488)	(365,711)
Financing fees, offering expenses and other, net					(34,850)	(113,049)	(30,656)	(103,121)	(85,895)	(56,358)	(93,343)
Excess tax benefit from unit-based compensation					0	2,587	591	3,252	3,090	4,805	0
Purchase of units									0	(17,352)	(11,832)
Proceeds from sale of voting share	1		0	1
Proceeds from sale of common shares				1,269,744
Dividends paid to shareholders	0	(24,699)	(49,920)	(24,699)
Offering expenses and fees				(57,117)
Net cash provided by (used in) financing activities	1	(24,699)	(49,920)	1,187,929	(50,804)	1,448,112	(156,919)	2,389,129	3,334,051	1,376,767	1,524,260
Net increase (decrease) in cash and cash equivalents	1	522	522	523	4,791	23,070	(91)	769	129	(234,887)	213,770
Cash and cash equivalents:
Beginning	0	523	523	0	1,243	1,114	1,243	1,114	1,114	236,001	22,231
Ending	$ 1	$ 1,045	$ 1,045	$ 523	$ 6,034	$ 24,184	$ 1,152	$ 1,883	$ 1,243	$ 1,114	$ 236,001